Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring charges (note 14)	$ (4,622)	$ (1,369)	$ (7,010)	$ (9,990)
Restructuring liability	$ 5,800		$ 5,800		$ 800